Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			24 Months Ended	43 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2010
Employee Benefit Plans
Annual discretionary employer matching contributions (as a percent)	3.00%					3.00%	3.00%
Employer matching contributions	$ 317	$ 269	$ 412	$ 221	$ 77